Debt (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2024 CAD ($)
Credit Facility
Revolving term credit facility
Size of facility	$ 1,000.0
Accordion feature	250.0
Drawdowns	$ 0.0
Credit Facility | Bottom of range
Revolving term credit facility
Standby fee (as a percent)	0.20%
Credit Facility | Top of range
Revolving term credit facility
Standby fee (as a percent)	0.41%
Credit Facility | CIBC | Bottom of range
Revolving term credit facility
Spread on variable rate (as a percent)	0.00%	0.00%
Credit Facility | CIBC | Top of range
Revolving term credit facility
Spread on variable rate (as a percent)	1.05%	1.05%
Credit Facility | SOFR | Bottom of range
Revolving term credit facility
Spread on variable rate (as a percent)	1.10%	1.10%
Credit Facility | SOFR | Top of range
Revolving term credit facility
Spread on variable rate (as a percent)	2.15%	2.15%
Credit Facility | Prime rate | Bottom of range
Revolving term credit facility
Spread on variable rate (as a percent)	0.00%	0.00%
Credit Facility | Prime rate | Top of range
Revolving term credit facility
Spread on variable rate (as a percent)	1.05%	1.05%
Credit Facility | CORRA | Bottom of range
Revolving term credit facility
Spread on variable rate (as a percent)	1.00%	1.00%
Credit spread adjustment rate	0.29547%	0.29547%
Credit Facility | CORRA | Top of range
Revolving term credit facility
Spread on variable rate (as a percent)	2.05%	2.05%
Credit spread adjustment rate	0.32138%	0.32138%
Letter of credit
Revolving term credit facility
Number of letter of credit | item	3
Maximum borrowing capacity	$ 17.7	$ 25.5